UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22447

EQUINOX FUNDS TRUST
 (Exact name of registrant as specified in charter)

47 Hulfish Street, Suite 510
Princeton, New Jersey 08542
 (Address of principal executive offices) (Zip code)

Javier Jimenez
U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741
 (Name and address of agent for service)

(609) 430-0404
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2018

Date of reporting period:  December 31, 2017

Item 1. Schedule of Investments.

Equinox Campbell Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
December 31, 2017 (Unaudited)

U.S. TREASURY NOTES - 52.8%
Principal		Value
$50,000,000	1.48%, 11/30/2018	$49,760,742
40,000,000	0.81%, 01/15/2018	39,995,199
100,000,000	0.99%, 03/15/2018	99,931,755
	Total U.S. Treasury Notes
	(Cost $189,838,107)	189,687,696

SHORT-TERM INVESTMENTS - 30.3%
Shares		Value
48,410,329	Goldman Sachs Funds PLC - US$ Liquid Reserves Fund - Administration Share Class, 1.44% (a)	48,410,329
60,422,920	JPMorgan Liquidity Funds - U.S. Dollar Liquidity Fund - Premier Share Class, 1.64% (a)	60,422,920
	Total Short-Term Investments
	(Cost $108,833,249)	108,833,249

	Total Investments - 83.1%
	(Cost $298,671,356)	298,520,945

	Other Assets in Excess of Liabilities - 16.9%	60,531,939

	TOTAL NET ASSETS - 100.0%	$359,052,884

(a) This investment is a holding of Equinox Campbell Strategy Fund Limited and is pledged as collateral for the swap contract.

Equinox Campbell Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)
December 31, 2017 (Unaudited)

TOTAL RETURN SWAP (b)

Notional Value at December 31, 2017	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Depreciation
$393,781,000	Campbell Systematic Trading Program	Deutsche Bank	0.35% of the notional value	Total returns of the Campbell Systematic Trading Program	3/7/2018	(51,520,047)

Total Return Swap Top 50 Holdings (c)
Quantity	Underlying Instrument			Expiration Date	Value	% of Total Basket Value (d)
Short Futures Contracts
2,073	Eurodollar			Mar-19	$(506,916,171)	16.6%
1,365	2 year US Treasury Notes Future			Mar-18	(292,150,998)	9.6%
1,158	2 year Euro-Schatz Future			Mar-18	(155,534,245)	5.1%
1,099	5 year US Treasury Notes Future			Mar-18	(127,591,978)	4.2%
942	10 year US Treasury Notes Future			Mar-18	(116,743,809)	3.8%
367	3 year Australian Treasury Bond Future			Mar-18	(86,256,316)	2.8%
221	Euro-BOBL Future			Mar-18	(34,890,770)	1.1%
1,596	Corn Future			Mar-18	(27,971,548)	0.9%
437	Soybeans Future			Mar-18	(20,972,488)	0.7%
526	Henry Hub Natural Gas Future			Jan-18	(15,751,641)	0.5%
731	Wheat Future			Mar-18	(15,524,560)	0.5%
	Other Underlying Index Components				(33,077,773)	1.1%
					(1,433,382,297)	46.9%
Long Futures Contracts
781	3 month Euro (EURIBOR)			Mar-19	234,586,725	7.7%
245	10 year Australian Treasury Bond Future			Mar-18	189,232,529	6.2%
708	Euro-BUND Future			Mar-18	137,330,351	4.5%
102	10 year Japanese Goverment Bond Future			Mar-18	136,445,204	4.5%
446	90 Day Bank Accepted Bill Future			Jun-18	83,428,732	2.7%
540	SPI 200 Index			Mar-18	63,381,541	2.1%
327	Euro-OAT Futures			Mar-18	60,870,642	2.0%
531	FTSE 100 Index Future			Mar-18	54,825,098	1.8%
303	E-mini Dow			Mar-18	37,539,615	1.2%
243	S&P Canada 60 Index Future			Mar-18	36,908,774	1.2%
208	10 year Italian Bond Future			Mar-18	33,958,599	1.1%
242	Gold			Feb-18	31,584,908	1.0%
161	Long Gilt Future			Mar-18	27,200,568	0.9%
133	Nikkei 225 Future			Mar-18	26,833,991	0.9%
393	Brent Crude Monthly Future			Jan-18	26,105,114	0.9%
156	TOPIX Future			Mar-18	25,176,796	0.8%
126	E-Mini S&P MidCap 400			Mar-18	24,073,953	0.8%
119	Euro-BUXL Future			Mar-18	23,394,960	0.8%
159	E-Mini S&P 500			Mar-18	21,335,424	0.7%
531	MSCI Taiwan Index Future			Jan-18	20,835,547	0.7%
134	30 year US Treasury Bonds Future			Mar-18	20,470,781	0.7%
104	Three Month Canadian Bankers Acceptance Future			Mar-18	20,324,419	0.7%
149	AEX Index Future			Jan-18	19,449,630	0.6%
214	Zinc Future			Mar-18	17,655,094	0.6%
278	Gasoil Monthly Future			Feb-18	16,775,781	0.5%
100	3 month Sterling			Mar-19	16,730,094	0.5%
773	S&P CNX Nifty Index Future			Jan-18	16,312,401	0.5%
208	CME E-Mini Russell 2000 Index			Mar-18	16,100,647	0.5%
233	Light Sweet Crude Oil (WTI) Future			Jan-18	13,993,309	0.5%
219	CAC 40			Jan-18	13,961,876	0.5%
234	Primary High Grade Aluminium Future			Mar-18	13,182,707	0.4%
441	MSCI Singapore Index Future			Jan-18	12,814,515	0.4%
253	FTSE/JSE Top 40 Index Future			Mar-18	10,852,918	0.4%
84	E-Mini Nasdaq-100			Mar-18	10,793,307	0.4%
61	Ultra Long-Term T Bond Future			Mar-18	10,203,025	0.3%
26	DAX Index Future			Mar-18	10,007,819	0.3%
228	EURO STOXX 50 Index Future			Mar-18	9,536,372	0.3%
225	Cotton No.2 Future			Mar-18	8,843,242	0.3%
59	FTSE MIB Index Future			Mar-18	7,696,224	0.3%
	Other Underlying Index Components				43,172,789	1.4%
					1,603,926,021	52.4%

					Unrealized Appreciation	% of Total Basket Value (e)
Forward Currency Contracts					1,283,118	0.7%

	TOTAL				$171,826,842	100.0%

(b) This investment is a holding of Equinox Campbell Strategy Fund Limited.
(c) This investment is not a direct holding of Equinox Campbell Strategy Fund Limited. The top 50 holdings were based on the absolute market value for futures contracts and the absolute unrealized appreciation (depreciation) for forward currency contracts at period end.
(d) Presented as percentage of absolute value.

Consolidation of Subsidiary – The Consolidated Portfolio of Investments of the Equinox Campbell Strategy Fund (the “Fund”) includes the holdings of Equinox Campbell Strategy Fund Limited (the “Subsidiary”). The Subsidiary is a wholly-owned and controlled foreign corporation. The Subsidiary utilizes a total return swap with Deutsche Bank AG, London Branch, that provides exposure to the total returns of the managed futures program of Campbell & Company, Inc. (the “Campbell Program”) to facilitate the Fund’s pursuit of its investment objective. In accordance with its investment objective and through its exposure to the Campbell Program, the Fund may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund’s prospectus.

The Fund may invest up to 25% of its total assets in the Subsidiary. The Fund’s policy is to consolidate entities when it is the sole or principal owner of such entity. All inter-fund balances and transactions have been eliminated in consolidation. The net assets of the Subsidiary as of December 31, 2017, were $78,794,567 which represented 21.95% of the Fund’s net assets.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the principal exchange on which such securities are traded on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at the net asset value per share reported by the investment company. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, repayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2017 for the Fund’s assets and liabilities measured at fair value:

There were no transfers between levels during the period. It is the Fund’s policy to record transfers between levels at the end of the reporting period. The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Equinox Funds Trust

By  /s/ Robert J. Enck
Robert J. Enck, Principal Executive Officer

Date    2/23/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Robert J. Enck
Robert J. Enck, Principal Executive Officer

Date           2/23/2018

By  /s/ Laura Latella
Laura Latella, Principal Financial Officer

Date           2/22/2018